Equity Incentive Plans and Share-Based Payments (Details Narrative) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 12, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 12, 2024	Jun. 11, 2024	Dec. 11, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant date fair value of options granted						$ 6.40	$ 29.28
Unrecognized compensation cost		$ 1.3		$ 1.3		$ 0.9
Compensation cost recognized, weighted average period				2 years 7 months 17 days		2 years
Granted options shares				1,242,722		49,730	64,572
Stock price		$ 1.06		$ 1.06
Expected volatility		100.00%
Risk free rate		4.20%
Expected term						6 years
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility						70.00%	55.00%
Risk free rate						3.54%	1.34%
Expected term		5 years 2 months 26 days					5 years 2 months 26 days
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility						95.00%	70.00%
Risk free rate						4.66%	4.10%
Expected term		6 years					6 years
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation cost		$ 0.4		$ 0.4		$ 0.1
Compensation cost recognized, weighted average period				1 year 9 months 10 days		4 months 24 days
Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted options shares		1,242,722
Selling, General and Administrative Expenses [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation expenses		$ 0.2	$ 0.1	$ 0.6	$ 0.5	$ 0.7	$ 0.8
Selling, General and Administrative Expenses [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation expenses		$ 0.1	$ 0.1	$ 0.1	$ 0.3	$ 0.3	$ 1.0
2021 Omnibus Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares reserved and authorized for awards	266,990							3,483,010	3,750,000	266,990	137,500
Maximum contractual term	10 years							10 years
Shares available for future grant		1,948,876		1,948,876			141,824